Annual Fund Operating Expenses	May 01, 2026
Royce International Premier Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Royce International Premier Fund | Royce International Premier Fund - Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	1.19%
Royce International Premier Fund | Royce International Premier Fund - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.73%
Fee Waiver or Reimbursement	(0.29%)
Net Expenses (as a percentage of Assets)	1.44%
Royce International Premier Fund | Royce International Premier Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.34%)
Net Expenses (as a percentage of Assets)	1.04%
Royce Micro-Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Royce Micro-Cap Fund | Royce Micro-Cap Fund - Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	1.24%
Royce Micro-Cap Fund | Royce Micro-Cap Fund - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.57%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	1.49%
Royce Premier Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Royce Premier Fund | Royce Premier Fund - Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.22%
Royce Premier Fund | Royce Premier Fund - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	1.49%
Royce Premier Fund | Royce Premier Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.15%
Royce Small-Cap Fund | Royce Small-Cap Fund - Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.95%
Royce Small-Cap Fund | Royce Small-Cap Fund - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.31%
Royce Small-Cap Fund | Royce Small-Cap Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.91%
Royce Small-Cap Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund - Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.24%
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	1.49%
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.14%
Royce Small-Cap Special Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund - Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	1.24%
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	1.49%
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.18%
Royce Small-Cap Total Return Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund - Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.23%
Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	1.49%
Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	1.02%
Royce Small-Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Royce Small-Cap Value Fund | Royce Small-Cap Value Fund - Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	1.24%
Royce Small-Cap Value Fund | Royce Small-Cap Value Fund - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.49%
Royce Smaller-Companies Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Royce Smaller-Companies Growth Fund | Royce Smaller-Companies Growth Fund - Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.26%)
Net Expenses (as a percentage of Assets)	1.02%
Royce Smaller-Companies Growth Fund | Royce Smaller-Companies Growth Fund - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.57%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	1.49%
Royce Smaller-Companies Growth Fund | Royce Smaller-Companies Growth Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	(0.48%)
Net Expenses (as a percentage of Assets)	1.02%
Royce SMid-Cap Total Return Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Royce SMid-Cap Total Return Fund | Royce Smid-Cap Total Return Fund - Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.22%)
Net Expenses (as a percentage of Assets)	1.09%
Royce SMid-Cap Total Return Fund | Royce Smid-Cap Total Return Fund - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.56%
Expenses (as a percentage of Assets)	1.66%
Fee Waiver or Reimbursement	(0.32%)
Net Expenses (as a percentage of Assets)	1.34%
Royce Micro-Cap Fund - Consultant Class | Royce Micro-Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Royce Micro-Cap Fund - Consultant Class | Royce Micro-Cap Fund | Royce Micro-Cap Fund - Consultant Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	2.49%
Fee Waiver or Reimbursement	(0.25%)
Net Expenses (as a percentage of Assets)	2.24%
Royce Premier Fund - Consultant Class | Royce Premier Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Royce Premier Fund - Consultant Class | Royce Premier Fund | Royce Premier Fund - Consultant Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	2.46%
Fee Waiver or Reimbursement	(0.22%)
Net Expenses (as a percentage of Assets)	2.24%
Royce Small-Cap Fund - Consultant Class | Royce Small-Cap Fund | Royce Small-Cap Fund - Consultant Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.98%
Royce Small-Cap Opportunity Fund - Consultant & R Class | Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund - Consultant Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	2.38%
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	2.24%
Royce Small-Cap Opportunity Fund - Consultant & R Class | Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund - R Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.89%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.89%
Royce Small-Cap Special Equity Fund - Consultant Class | Royce Small-Cap Special Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Royce Small-Cap Special Equity Fund - Consultant Class | Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund - Consultant Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	2.45%
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	2.24%
Royce Small-Cap Total Return Fund - Consultant & R Class | Royce Small-Cap Total Return Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Royce Small-Cap Total Return Fund - Consultant & R Class | Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund - Consultant Class
Prospectus [Line Items]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	2.27%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	2.24%
Royce Small-Cap Total Return Fund - Consultant & R Class | Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund - R Class
Prospectus [Line Items]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	1.94%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.94%
Royce Premier Fund - A Class | Royce Premier Fund | Royce Premier Fund - A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	1.49%
Royce Small-Cap Fund - A Class | Royce Small-Cap Fund | Royce Small-Cap Fund - A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.31%
Royce Small-Cap Special Equity Fund - A Class | Royce Small-Cap Special Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Royce Small-Cap Special Equity Fund - A Class | Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund - A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	1.49%